UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Israeli Shared Values Capital

Appreciation Fund

SEMI-ANNUAL REPORT

May 31, 2008

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

GRAPHICAL ILLUSTRATION

MAY 31, 2008 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the asset class allocation of the underlying securities, and is represented as a percentage of the portfolio.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2008 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value

Air Transportation, Scheduled - 0.59%
400	AMR Corp. *	$ 2,876

Aircraft Parts & Auxiliary Equipment - 2.94%
230	Elbit Systems Ltd. ADR	14,412

Calculating & Accounting Machines - 0.99%
330	Verifone, Inc. *	4,844

Cogeneration Services & Small Power Producers - 1.11%
280	AES Corp. *	5,454

Computer Communications Equipment - 0.61%
180	Electronics for Imaging, Inc. *	2,983

Computer Storage Devices - 0.92%
160	Sandisk Corp. *	4,530

Construction Machinery & Equipment - 2.02%
120	Caterpillar, Inc.	9,917

Drilling Oil & Gas Wells - 5.23%
110	Transocean Offshore, Inc. *	16,521
200	Weatherford International Ltd. *	9,126
		25,647

Electric Services - 1.43%
140	Ormat Technologies, Inc.	7,015

Electromedical & Electrotherapeutic Apparatus - 2.69%
260	Medtronic, Inc.	13,174

Electronic Computers - 5.88%
270	NDS Group PLC ADR *	14,113
420	Nice Systems Ltd. ADR *	14,700
		28,813

* Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2008 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value
Investors, NEC - 1.27%
1,100	Ampal American Israel Corp. *	6,248

Measuring & Controlling Device - 1.81%
150	Thermo Fisher Scientific, Inc. *	8,853

Metal Mining - 1.18%
50	Freeport McMoran Copper & Gold, Inc.	5,786

Motor Vehicles & Passenger Car Bodies - 0.98%
280	General Motors Corp.	4,788

National Commercial Banks - 7.29%
260	Bank of America Corp.	8,843
560	Citigroup, Inc.	12,258
340	JP Morgan Chase & Co.	14,620
		35,721

Oil & Gas Field Services, NEC - 6.48%
300	Halliburton Co.	14,574
170	Schlumberger Ltd.	17,192
		31,766

Operators of Nonresidential Buildings - 1.36%
120	Elbit Imaging Ltd.	6,683

Petroleum Refining - 4.38%
420	Alon USA Energy, Inc.	6,430
500	Frontier Oil Corp.	15,055
		21,485

Pharmaceutical Preparations - 6.75%
119	Johnson & Johnson	7,942
150	Perrigo Co.	5,492
430	Teva Pharmaceutical Industries Ltd. ADR	19,664
		33,098

* Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2008 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value
Plastics, Foil & Coated Paper Bags - 1.19%
120	Celanese AG	5,844

Radio & TV Broadcasting & Communications Equipment - 1.62%
780	Ceragon Networks Ltd. *	7,948

Radiotelephone Communications - 1.78%
360	Partner Communications Co. Ltd. ADR	8,730

Retail-Auto Dealers & Gasoline - 1.52%
570	Delek US Holdings, Inc.	7,427

Security Brokers, Dealers & Flotation Companies - 8.48%
260	Merrill Lynch & Co.	11,419
200	Morgan Stanley	8,846
300	Pharmaceutical Holders Trust	21,282
		41,547

Semiconductors & Related Devices - 1.89%
400	Intel Corp.	9,272

Services-Computer Integrated Systems Design - 1.02%
300	Aladdin Knowledge Systems Ltd. *	4,995

Services-Computer Programming - 0.75%
340	Bluephoenix Solutions Ltd. *	3,655

Services-Miscellaneous Amusement & Recreation - 1.78%
260	Walt Disney Co.	8,736

Services-Prepackaged Software - 6.78%
500	Check Point Software Technologies Ltd. *	12,415
880	Elron Electronic Industries Ltd. *	7,850
340	Microsoft Corp.	9,629
220	Retalix Ltd. *	3,344
		33,238

* Non-income producing

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2008 (UNAUDITED)

Shares/Description/Percentage of Net Assets		Market Value
Surgical & Medical Instruments - 0.70%
230	Given Imaging Ltd. *	3,450

Telephone & Telegraph Apparatus - 0.61%
420	Alvarion Ltd. *	3,007

Telephone Communications - 1.59%
220	Cellcom Israel Ltd.	7,770

Water Transportation - 2.51%
180	Tidewater, Inc.	12,299

TOTAL FOR COMMON STOCK (Cost $452,361) - 88.13%		432,011

SHORT TERM INVESTMENTS - 12.30%
60,280	Huntington Money Market Fund - Class IV 1.33% **(Cost $60,280)	60,280

TOTAL INVESTMENTS (Cost $512,641) - 100.43%		492,291

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.43)%		(2,114)

NET ASSETS - 100.00%		$ 490,177

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at May 31, 2008.

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2008 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $512,641)	$ 492,291
Receivables:
Dividends and Interest	1,032
Total Assets	493,323
Liabilities:
Accrued Advisory Fees	3,146
Total Liabilities	3,146
Net Assets	$ 490,177

Net Assets Consist of:
Paid In Capital	$ 517,357
Accumulated Undistributed Net Investment Income	424
Accumulated Realized Loss on Investments	(7,254)
Unrealized Depreciation in Value of Investments	(20,350)
Net Assets, for 53,744 Shares Outstanding	$ 490,177

Net Asset Value Per Share and Offering Price	$ 9.12

Minimum Redemption Price Per Share *	$ 8.94

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

STATEMENT OF OPERATIONS

For the period December 12, 2007 (commencement of operations) through May 31, 2008 (Unaudited)

Investment Income:
Dividends	$ 3,227
Interest	343
Total Investment Income	3,570

Expenses:
Advisory Fees (Note 3)	3,146
Total Expenses	3,146

Net Investment Income	424

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(7,254)
Net Change in Unrealized Depreciation on Investments	(20,350)
Realized and Unrealized Loss on Investments	(27,604)

Net Decrease in Net Assets Resulting from Operations	$ (27,180)

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)
12/12/2007 *
to
5/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 424
Net Realized Loss on Investments	(7,254)
Net Change In Unrealized Depreciation on Investments	(20,350)
Net Decrease in Net Assets Resulting from Operations	(27,180)

Capital Share Transactions:
Proceeds from Sale of Shares	417,357
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	-
Net Increase in Net Assets from Shareholder Activity	417,357

Net Assets:
Net Increase in Net Assets	390,177
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment Income of $424)	$ 490,177

Share Transactions:
Shares Sold	43,744
Shares Issued on Reinvestment of Dividends	-
Shares Redeemed	-
Net Increase in Shares	43,744
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	53,744

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

(Unaudited)
12/12/2007 (a)
to
5/31/2008

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.01
Net Loss on Securities (Realized and Unrealized)	(0.89)
Total from Investment Operations	(0.88)

Net Asset Value, at End of Period	$ 9.12

Total Return **	(8.80)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 490
Ratio of Expenses to Average Net Assets ***	1.75%
Ratio of Net Investment Income to Average Net Assets *** †	0.24%
Portfolio Turnover	47.17%

(a) Commencement of operations.

* Per share net investment income has been determined on the basis of average number of shares outstanding during the period.

** Total return in the above table represents the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return calculation does not reflect redemption fee.

*** Annualized

† These ratios exclude the impact of expenses of the underlying security holdings listed on the schedule of investments.

The accompanying notes are an integral part of these financial statements.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008 (UNAUDITED)

1.  ORGANIZATION

The American Israeli Shared Values Capital Appreciation Fund (the “Fund”) was organized as a diversified series of the American Israeli Shared Values Trust (the “Trust”) on September 10, 2007.  The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 20, 2007 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is AmerIsrael Capital Management, LLC (the “Adviser”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2008 (UNAUDITED)

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on the other markets, exchanges or among dealers); or (iii) yield to maturity will respect to debt issues, or a combination or these are other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the

Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The  following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                  Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $492,291                          $         -

Level 2 – Significant Other Observable Inputs                 -                                      -

Level 3 – Significant Unobservable Inputs                       -                                      -

Total                                                                      $492,291                          $         -

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Effective December 12, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No.48 (“FIN 48”), “Accounting for Uncertainty

in Income Taxes”, a clarification of FASB Statement No.109, “Accounting for Income Taxes.”  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  FIN 48 was applied to all open tax years as of the effective date.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended May 31, 2008 the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION:  The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering price per share is equal to the net asset value per share.  The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on trade date.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost first out method in computing gain or loss on sale of securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s rules and rates.

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Board of Trustees selected AmerIsrael Capital Management, LLC as the investment adviser to the Fund.  Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.75% of the average daily net assets of the Fund during the term of the Agreement.  For the period December 12, 2007 to May 31, 2008 the Adviser earned $3,146, of which the entire amount was due to Adviser as of May 31, 2008.

The Adviser has agreed to pay all operating expenses of the Fund, and all other operating expenses not specifically assumed by the Fund, with the exception of all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses of securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to with the Fund may be a party and indemnification of the Trust’s trustees and officers with respect thereto.  The Fund will also pay expenses that it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act. The Adviser may obtain reimbursement from the Fund, at such time or times as determined by the Adviser, for any of the expenses advanced by the Adviser, with the Fund is obligated to pay, and such reimbursement shall not be considered to be part of the Adviser’s compensation pursuant to the Agreement.

4.  CAPITAL SHARE TRANSACTIONS

At May 31, 2008, there were an unlimited number of shares authorized and 53,744 shares outstanding, and paid-in capital amounted to $517,357 for the Fund.

5.  INVESTMENT TRANSACTIONS

For the period December 12, 2007 to March 31, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were $622,567 and $162,952, respectively. There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes the cost of securities owned at March 31, 2008 was $512,641. At May 31, 2008 the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$20,585	$(40,935)	$(20,350)

As of May 31, 2008, there were no differences between the financial statement basis and tax basis in net unrealized depreciation or cost of investments.

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2008, 72.41% of all outstanding shares of the Fund were owned by the Adviser.  An officer of the Adviser is also an officer of the Trust.

7.  DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits the Fund to pay the Adviser for certain distribution and promotion expenses related to the marketing of the Fund.  The amount payable annually by the Fund is 0.25% of its average daily net assets.  Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.  The Plan has not been activated and the Fund has no present intention to activate the Plan.

8. DISTRIBUTIONS

The Fund did not pay a dividend distribution for the period December 12, 2007 to May 31, 2008.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

EXPENSE ILLUSTRATION

MAY 31, 2008 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the American Israeli Shared Values Capital Appreciation Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2008 (UNAUDITED)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2007	May 31, 2008	December 1,2007 to May 31,2008

Actual	$1,000.00	$912.00	$8.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.55	$8.52

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, Multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 12, 2007	May 31, 2008	December 12,2007 to May 31,2008

Actual	$1,000.00	$912.00	$7.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.56	$8.00

* Expenses are equal to the Fund's annualized expense ratio of 1.69%, Multiplied by the average account value over the period, multiplied by 172/366 (to reflect the one-half year period).

 AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

ADDITIONAL INFORMATION

MAY 31, 2008 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ending November 30, are available without charge upon request by (1) calling the Fund at (866) 745-5955 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-745-5955.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-745-5955.

Management Agreement Approval

The Board considered that initial approval of the Management Agreement between the Fund and AmerIsrael Capital Management, LLC at the Fund's Organizational Board Meeting held on November 5, 2007.  The Board reviewed information provided by counsel regarding the duties of trustees with respect to approval of investment advisory contracts.  They discussed the fact that in fulfilling their responsibilities to the Fund and its shareholders, the Trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund.  They also discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following:  the investment performance of the fund and the investment adviser; the nature, extent and quality of the

AMERICAN ISRAELI SHARED VALUES CAPITAL APPRECIATION FUND

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2008 (UNAUDITED)

services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Trustees reviewed the responses of the Adviser to the questionnaire provided by Thompson Hine llp, as well as the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review.  As to the Adviser’s business and qualifications of its personnel, the Trustees examined a copy of the Adviser’s registration statement on Form ADV and discussed the experience of the portfolio manager.  The Trustees noted that the Adviser is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The president of the Adviser informed the Trustees that the Adviser does not have an affiliated broker-dealer through which Fund transactions could be executed.

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies.  The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund’s assets to be held uninvested, subject always to the Fund’s investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.

The Fund's portfolio manager then presented to the Board her investment experience and indicated that AmerIsrael Capital Management, LLC was newly formed.  The Trustees then considered anticipated benefits to the Adviser other than investment advisory fees.  The portfolio manager indicated she did not intend to partake in soft dollar transactions.  She also informed the Board that the Adviser anticipated that brokerage commissions would be about 1¢ per share using electronic brokers.  The Board considered the experience and resources to be dedicated to the Fund by the Adviser and concluded that, overall, the nature, extent and quality of the services to be provided to the Fund under the Management Agreement were consistent with the Board’s expectations.

Because the Fund had not yet commenced operations, and the Adviser was newly formed, the Trustees could not consider the investment performance of the Fund or the Adviser.  The Trustees then considered the investment strategy presented by the president of the Adviser.  The President of the Adviser informed the Board that the Adviser’s investment strategy was such that it would implement the pro-Israel screens called for by the Fund’s principal investment strategies when making investment decisions.  She further explained that the Adviser’s dual focus in selecting investments would be performance and companies with a pro-Israel bias.

As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Fund; however, it was the consensus of the Board that the issue be revisited as the Fund grows.

Based on the foregoing information, the Board determined that the Management Agreement was in the best interests of the Fund and its future shareholders and approved the Management Agreement for an initial term of two years.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  Principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in the Funds internal controls of other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date: August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date: August 8, 2008